Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information
During the years ended December 31, 2015, 2014 and 2013, we paid $164.5 million, $135.4 million and $87.7 million of interest, net of amounts capitalized, respectively. During the years ended December 31, 2015, 2014 and 2013, we paid income taxes of $27.2 million, $31.7 million, and $22.0 million, respectively.
Within our consolidated statements of cash flows, capital expenditures represent expenditures for which cash payments were made during the period. These amounts exclude accrued capital expenditures, which are capital expenditures that were accrued but unpaid. During the years ended December 31, 2015, 2014 and 2013, changes in accrued capital expenditures were $9.9 million, $(23.9) million and $17.3 million, respectively.
During the years ended December 31, 2015, 2014 and 2013, non-cash amortization of deferred financing costs and accretion of debt discount totaling $3.5 million, $5.1 million and $7.1 million were capitalized to property and equipment, respectively. Accordingly, these amounts are excluded from capital expenditures in our consolidated statements of cash flows for the years ended December 31, 2015, 2014 and 2013.